Fees Summary	Sep. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,500,000
Previously Paid Amount	0
Total Fee Amount	1,913.75
Total Offset Amount	0
Net Fee	$ 1,913.75